Income Taxes (Details 1) - USD ($)	Aug. 31, 2020	Aug. 31, 2019
Deferred tax assets:
Net operating loss carryforward	$ 1,126,473	$ 212,618
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	1,128,436	214,581
Less: valuation allowance	(1,128,436)	(214,581)
Net deferred tax asset	$ 0	$ 0